DARUMA MID-CAP VALUE FUND
SEMI-ANNUAL REPORT
31-Dec-99
(Unaudited)

PORTFOLIO SUMMARY
   (Unaudited)

Portfolio Composition			Value	% of Net Assets
Common Stocks			"$2,363,684 "	98.8	%
Cash & Other Net Assets			"27,561"	1.2
Total Net Assets			"$2,391,245 "	100	%

Portfolio Characteristics

Weighted Average Market Capitalization			$1.50 	billion
Median Market Capitalization			$1.10 	billlion
Average P/E Ratio			17	x
Average Portfolio Yield			0.7	%

Common Stock Sectors			% of Net Assets
Technology			23.6	%
Producer Durables			22.1
Consumer Discretionary			17.5
Consumer Cyclicals			15
Energy			11.3
Healthcare			10.3
Financial Services			8.9
Autos & Transport			2.9
Materials & Processing			2.2

				% of Net
Top Ten Positions			Value	Assets
"1.Informix Software, Inc."			"125,812"	5.3	%
2.Sensormatic Electronics Corporation			"108,112"	4.5
3.York International Corporation			"98,775"	4.1
4.Dentsply International Inc.			"96,862"	4.1
"5.PSS World Medical, Inc."			"93,750"	3.8
"6.Datatec Systems, Inc."			"92,812"	3.9
7.Pittson Brinks Group			"92,400"	3.9
8.SPSS Inc.			"90,900"	3.9
9.Fred's Inc.			"87,312"	3.7
10.Policy Management Systems Corporation			"84,356"	3.5


DARUMA MID-CAP VALUE FUND

"Schedule of Investments at December 31, 1999 (unaudited)"
Common Stocks -  98.8%
Shares			Value
		AUTOS & TRANSPORT - 2.9%
"6,600"	+	"Fritz Companies, Inc."	"$69,300"

		PRODUCER DURABLES - 22.1%
"2,900"	+	Andrew Corporation	"54,919"
"1,600"		"C&D Technologies, Inc."	"68,000"
"3,500"	+	Cuno Incorporated	"72,406"
"3,900"	+	"GenRad, Inc"	"62,887"
"3,200"	+	Kent Electronics Corporation	"72,800"
700	+	"Etec Systems, Inc."	"31,412"
"5,800"		"Stewart & Stevenson Services, Inc."	"68,512"
"3,600"		York International Corporation	"98,775"
			"529,711"

		CONSUMER DISCRETIONARY  - 17.5%
"2,500"	+	Convergys Corporation	"76,875"
"5,500"		Fred's Inc.	"87,312"
"1,200"		"Harcourt General, Inc."	"48,300"
"2,110"		Newell Rubbermaid Inc.	"61,190"
"4,200"		Pittston Brinks Group	"92,400"
3700	+	"Republic Services, Inc."	"52,725"
			"418,802"

		ENERGY - 11.3%
1700	+	"Marine Drilling Companies, Inc."	"38,144"
5200	+	R & B Falcon Corporation	"68,900"
"10,200"	+	Santa Fe Snyder Corporation	"81,600"
"3,000"		Tosco Corporation	"81,562"
			"270,206"

The accompanying notes are an integral part of the financial statements

DARUMA MID-CAP VALUE FUND
[CAPTION]

"Schedule of Investments at December 31, 1999 (continued) (uaudited)"
Shares			Value
		FINANCIAL SERVICES - 8.9%
"2,700"		"AMCORE Financial, Inc."	"$64,631"
"2,800"		FirstMerit Corporation	"64,750"
3300	+	Policy Management Systems Corporation	"84,356"
			"213,737"

		HEALTHCARE - 10.3%
"4,100"		Dentsply International Inc.	"96,862"
"3,400"	+	"HCR Manor Care, Inc."	"54,400"
"10,000"	+	"PSS World Medical, Inc"	"93,750"
			"245,012"

		MATERIALS & PROCESSING - 2.2%
"2,800"	+	AK Steel Holding Corporation	"52,855"

		TECHNOLOGY - 23.6%
"4,200"	+	"Auspex Systems, Inc."	"43,050"
"16,500"	+	"Datatec Systems, Inc."	"92,812"
"11,000"	+	"Informix Software, Inc."	"125,812"
"2,000"		Harris Corp.	"53,375"
"3,200"	+	"Phoenix Technologies, Ltd."	"50,000"
"6,200"		Sensormatic Electronics Corporation	"108,112"
3600	+	SPSS Inc.	"90,900"
			"564,061"

		Total Common Stocks
		"  (Cost $2,360,152)"	"2,363,684"

The accompanying notes are an integral part of the financial statements.

DARUMA MID-CAP VALUE FUND

"Schedule of Investments at December 31, 1999 (continued) (unaudited)"
			Value
		TOTAL INVESTMENTS -  98.8%
		"  (Cost $2,360,152)"	"$2,363,684"
		CASH AND OTHER ASSETS LESS
		  LIABILITIES - 1.2%	"27,561"
		NET ASSETS - 100%	"$2,391,245"

Notes to Schedule of Investments:

+Non-income producing.

Income Tax Information:
The cost of total investments for federal income tax purposes was "$2,360,152. At December 31, 1999, net unrealized appreciation on" "investments was $3,532 consisting of aggregate gross "
"unrealized appreciation of $226,220 and aggregate gross"
"unrealized depreciation of $222,688."

The accompanying notes are an integral part of the financial statements.

DARUMA MID-CAP VALUE FUND

"Statement of Assets and Liabilities at December 31, 1999 (unaudited)"
ASSETS:
"Investments at value(identified cost $2,360,152)(Note 1)"				"$2,363,684 "
Cash				"167,323"
Receivable for subscriptions				"4,283"
Deferred organization costs				"4,157"
Receivable for dividends 				526
Prepaid expenses and other assets				"20,558"
	TOTAL ASSETS			"2,560,531"
LIABILITIES:
Payable for securities purchased				"158,483"
Accrued expenses				"10,803"
	TOTAL LIABILITIES			"169,286"
	NET ASSETS			"$2,391,245 "

ANALYSIS OF NET ASSETS:
Accumulated net realized loss on investments				"($306,508)"
Net unrealized appreciation on investments				"3,532"
Paid-in capital				"2,694,221"
	NET ASSETS			"$2,391,245 "
PRICING OF SHARES:
"($2,391,245 / 219,902 shares outstanding)"				$10.87

STATEMENT OF CHANGES IN NET ASSETS
			For the Period
			Ended	For the Year
			"December 31,"	Ended
			1999	" June 30, 1999"
From Investment Operations:			(unaudited)
Net investment loss			"($8,661)"	"($15,508)"
Net realized (loss) on investments			"-139,877"	"-166,633"
Net unrealized (depreciation) on investments			"-14,692"	"-182,776"
Net (decrease) in net assets resulting
     from operations			"-163,230"	"-364,917"
Distributions to Shareholders:
Distributions paid from net realized gains			---	"-82,221"
From Capital Share Transactions:
Net (decrease) in net assets from capital share
      transactions (Note 2)			"-104,342"	"-87,451"
(Decrease) in net assets			"-267,572"	"-534,589"

Net Assets:
Beginning of year			"2,658,817"	"3,193,406"
End of year			"$2,391,245 "	"$2,658,817 "

The accompanying notes are an integral part of the financial statements.


DARUMA MID-CAP VALUE FUND

"Statement of Operations for the period ended December 31, 1999"
Investment Income
Income:
	Dividends		"$9,361 "
	Total Income		"9,361"

Expenses:
Investment advisory fee (Note 3)			"12,015"
Custodian and transfer agent fees			"10,380"
Fund accounting fee			"5,516"
Auditing and legal fees			"9,321"
Federal and state registration fees			"9,003"
Other expenses			"2,825"
Amortization of deferred organization costs			"1,399"
			"50,459"

Less:
Fee waived and expenses reimbursed by Advisor (Note 3)			"-32,437"

Net Expenses			"18,022"

Net Investment Loss			"-8,661"



Net Realized and Unrealized Loss on Investments (Note 1)

Net realized loss on investments			"-306,508"
Net unrealized depreciation on investments			"-14,692"

Net realized and unrealized loss on investments			"-321,200"

Net Decrease in Net Assets Resulting
    from Operations			"($329,861)"

The accompanying notes are an integral part of the financial statements.



FINANCIAL HIGHLIGHTS

This table is presented to show selected data for
a share outstanding throughout the periods and to
assist shareholders in evaluating the Fund's
performance.
			For the
			period ended		For the 	For the period
			"December 31,"	For the	year	8/16/96  (e)
			1999	year ended	ended	through
			(Unaudited)	6/30/99	6/30/98	6/30/97

			$11.57 	$13.33 	$12.90 	$10.00
Income from Investment Operations:
Net investment loss (c) 			-0.04	-0.07	-0.07	-0.07
Net realized and unrealized (loss)/gain
    on investments			-0.66	-1.35	2.05	2.98
Net (decrease)/increase in net asset value
   from operations			-0.7	-1.42	1.98	2.91

Less Distributions:
Distributions from net realized gains			---	-0.34	-1.55	-0.01
Total Distributions			---	-0.34	-1.55	-0.01

"Net Asset Value, End of Period"			$10.87 	$11.57 	$13.33 	$12.90

Total Investment Return			-6%(d)	-11%	16%	29%	(d)

Ratios/Supplemental Data:
"Net Assets, End of Period"			"$2,391,245 "	"$2,658,817 "	"$3,139,406 "	"$1,459,161 "
Ratio of Expenses to Average Net Assets (a) 			1.50% (f)	1.50%	1.49%	1.49%	(d)
Ratio of Net Investment Loss to Average Net Assets (b)			-0.70% (f)	-0.60%	-0.50%	-0.60%	(d)
Portfolio Turnover Rate			60%	89%	73%	46%


(a) The ratio of expenses to average net assets before waiver fees and reimbursement of expenses by the investment
"adviser would have been 4.23%, 3.43% , 2.97% and 5.10%"
"for the periods ended December 31, 1999, June 30, 1999,"
"June 30, 1998 and June 30, 1997, respectively."
(b)The ratio of net investment loss to average net assets before waivers and expense reimbursements by the investment
"adviser would have been (3.44%), (2.50%), (2.00%) and"
"(4.21%)  for the periods ended December 31, 1999, June 30,"
"1999, June 30, 1998 and June 30, 1997, respectively."
(c) Calculated using average shares outstanding during the period.
(d)Not annualized.
(e)Commencement of operations.
(f) Annualized.

The accompanying notes are an integral part of the financial statements.



Daruma Mid-Cap Value Fund
Notes to Financial Statements (unaudited)

1.  Summary of Significant Accounting Policies

"Daruma Mid-Cap Value Fund (the "Fund") is a series of The Daruma Funds, Inc., " a diversified open-end management company incorporated under the laws of
 Maryland.  		"The Fund commenced operations on August 16, 1996."

The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


a. Valuation of investments:
Market values for securities listed on an exchange are based upon the latest quoted sales prices as of 4:00 p.m. Eastern time on the valuation date. Securities not traded on the valuation date are valued at the mean
of the latest 	quoted bid and asked prices.  Securities not listed on an
 exchange are valued	at the latest quoted bid price.  Temporary cash
investments and debt obligations		"with 60 days or less remaining to
maturity are valued at amortized cost, unless "
the Board of Directors determines that this does not represent fair value.
 All prices of listed securities are taken from the exchange where the
 security	is primarily traded.  Securities may be valued on the basis
of prices provided	 by a pricing service when such prices are believed
to reflect the fair value of such securities.  Securities for which market
 quotations are not readily available	" or which are restricted as to sale,
 and other assets are valued by such methods"	 as the Board of Directors
deems in good faith to reflect fair value.

b. Investment transactions and related investment income:
Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are calculated using the identified cost method.

c. Federal Income Taxes:
As a regulated investment company under Subchapter M of the "Internal Revenue Code, the Fund is not subject to income taxes "
 to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information".

"The Fund has an unused capital loss carryover of approximately $138,510" available for Federal income tax purposes to be applied against future net "securities profits, if any, realized subsequent to June 30, 1999. The " "carryover does not include net realized securities losses from November 1," "1998 through June 30, 1999 which are treated, for Federal income tax "
"purposes, as arising in fiscal 2000. "		"If not applied, the
carryover expires in fiscal 2007."

d. Distributions to Shareholders:
Dividends and distributions are recorded on the ex-dividend date and "usually paid annually, but the Fund may make distributions on a more" frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by "capital loss carryovers, if any, it is the policy of the Fund " not to distribute such gain.

 Daruma Mid-Cap Value Fund
Notes to Financial Statements (continued)(unaudited)

e. Repurchase agreements:
The Fund may enter into repurchase agreements with respect "to its portfolio securities solely with Firstar Bank, N.A. " the custodian of its investments. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements are held by Firstar Bank until maturity of the repurchase agreements. Repurchase agreements could involve certain risks in the event of default or insolvency "of Firstar Bank, including possible delays or " restrictions upon the ability of the Fund to dispose of the underlying securities.

f. Organizational expenses:
Costs incurred by the Fund in connection with its organization and initial registration of shares of "$11,710 have been deferred and are being amortized " on a straight line basis over a five-year period from the date of commencement of operations.


2. Fund Shares:

The Board of Directors has authority to issue an unlimited number of shares of capital stock of the "Fund, par value $.001. Share transactions were as follows:"

			For the period ended		For the year
			12/31/99		ended 6/30/99
			Shares	Amount	Shares	Amount
Shares Sold			"5,809"	"$60,161 "	"39,098"	"$447,076 "
Shares issued as reinvested dividends and
						"    December 31, 1999 "	"     June 30, 1999"
  distributions			---	---	"7,169"	"82,086"
Shares Redeemed			"(15,715)"	"(164,503)"	"(56,036)"	"(616,613)"
Net (Decrease)/Increase			"(9,906)"	"(104,342)"	"(9,769)"	"($87,451)"


3. Investment Adviser
Under the Fund's investment advisory agreement with "Daruma Asset Management, Inc. (the "Adviser"), the "
"Fund incurred $12,015  in fees which were voluntarily"
"waived by the Adviser for the period ended December 31,"
"1999. At the Fund's current net asset level, the agreement" provides for fees equal to 1% per annum of the Fund's
"average daily net assets.  In addition, the Adviser "
"voluntarily reimbursed other expenses of $20,422 "
"for the period ended December 31, 1999."

4. Purchases and Sales of Securities
"For the period ended December 31, 1999, the cost" of purchases and the proceeds from sales of investment
"securities, other than short-term securities, amounted "
"to $1,415,339 and $1,545,582, respectively."
